Schedule of Weighted Average Common Stock Equivalents were Excluded from Calculation of Diluted Net Loss per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	32,706,307	33,099,578
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	1,435,385	989,845
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total amount of anti-dilutive securities excluded from computation of earnings per share	6,164,595